Concentrations of Risk	12 Months Ended
Jun. 28, 2020
Risks and Uncertainties [Abstract]
Concentrations of Risk	Concentrations of Risk
Financial instruments, which may subject the Company to a concentration of risk, consist principally of short-term investments, cash equivalents and accounts receivable. Short-term investments consist primarily of municipal bonds, corporate bonds, U.S. agency securities, U.S. treasury securities, commercial paper, certificates of deposit, and variable rate demand notes at interest rates that vary by security. The Company’s cash equivalents consist primarily of money market funds. Certain bank deposits may at times be in excess of the FDIC insurance limits.
The Company sells its products on account to manufacturers, distributors and others worldwide and generally requires no collateral.
For the fiscal year ended June 28, 2020, STMicroelectronics, Inc. (STMicroelectronics) and Sumitomo Electric Device Innovations, Inc. (Sumitomo) represented 19% and 14% of revenue, respectively. For the fiscal year ended June 30, 2019, Arrow Electronics, Inc., Sumitomo and STMicroelectronics represented 14%, 14% and 11% of revenue, respectively. For the fiscal year ended June 24, 2018, Sumitomo and Allied Group Hong Kong Limited represented 11% and 11% of revenue, respectively. No other customers individually accounted for more than 10% of revenue for the fiscal years ended June 28, 2020, June 28, 2019 and June 24, 2018.
STMicroelectronics accounted for 14% and Infineon accounted for 11% of the accounts receivable balance as of June 28, 2020. No customers individually accounted for more than 10% of the accounts receivable balance as of June 30, 2019.